Note 17 - Segmented Information - Non-current Assets, Liabilities and Operating Loss by Geographical Location (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Statement Line Items [Line Items]
Non-current assets	$ 187,878,261	$ 59,303,708
Liabilities	24,451,071	3,918,541
Operating loss	108,692,949	(10,873,313)
Colombia [member]
Statement Line Items [Line Items]
Non-current assets	28,055,990	28,572,358
Liabilities	118,692	58,433
Operating loss	(1,060,728)	(846,597)
Canada [member]
Statement Line Items [Line Items]
Non-current assets	137,820,266	7,799,955
Liabilities	23,748,802	2,181,764
Operating loss	111,548,326	(7,876,596)
Brazil [member]
Statement Line Items [Line Items]
Non-current assets	12,965,266	13,864,012
Liabilities	72,704	1,339,770
Operating loss	(679,030)	(1,234,389)
United States [member]
Statement Line Items [Line Items]
Non-current assets	2,312,403	2,225,143
Liabilities	510,873	338,574
Operating loss	(932,222)	(828,730)
Peru [member]
Statement Line Items [Line Items]
Non-current assets	6,724,336	6,842,240
Liabilities	0	0
Operating loss	$ (183,397)	$ (87,001)